Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB GLOBAL RISK ALLOCATION FUND, INC.
Entity Central Index Key	0000069752
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000027570
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Advisor Class
Trading Symbol	CBSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBSYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBSYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[1]
AssetsNet	$ 161,619,793
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 470,159
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$161,619,793
# of Portfolio Holdings	24
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net)	$470,159

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Value	Value
United States	53.5%
Multinational	3.7%
Japan	1.0%
Mexico	0.7%
Netherlands	0.0%
Belgium	0.0%
Australia	0.0%
United Arab Emirates	0.0%
Spain	0.0%
Canada	0.0%
Short-Term Investments	37.5%
Other assets less liabilities	3.6%

Sector Breakdown (% of Net Assets)

Value	Value
Funds and Investment Trusts	29.5%
Inflation-Linked Securities	26.6%
Options on Equity Indices	1.0%
Governments - Treasuries	1.0%
Governments - Sovereign Bonds	0.7%
Financials	0.1%
Communication Services	0.0%
Energy	0.0%
Industrials	0.0%
Information Technology	0.0%
Short-Term Investments	37.5%
Other assets less liabilities	3.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$24,606,739	15.2%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$19,679,682	12.2%
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$15,899,215	9.9%
iShares Core MSCI Europe ETF	$13,314,762	8.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,348,103	4.6%
iShares Core MSCI Emerging Markets ETF	$5,888,957	3.6%
iShares MSCI Emerging Markets ex China ETF	$2,215,576	1.4%
Invesco S&P 500 Equal Weight ETF	$1,630,213	1.0%
Japan Government Thirty Year Bond, 2.40%, due 03/20/55	$1,612,723	1.0%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,168,717	0.7%
Total	$93,364,687	57.8%

Material Fund Change [Text Block]
C000027567
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class A
Trading Symbol	CABNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CABNX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CABNX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.41%	[2]
AssetsNet	$ 161,619,793
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 470,159
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$161,619,793
# of Portfolio Holdings	24
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net)	$470,159

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Value	Value
United States	53.5%
Multinational	3.7%
Japan	1.0%
Mexico	0.7%
Netherlands	0.0%
Belgium	0.0%
Australia	0.0%
United Arab Emirates	0.0%
Spain	0.0%
Canada	0.0%
Short-Term Investments	37.5%
Other assets less liabilities	3.6%

Sector Breakdown (% of Net Assets)

Value	Value
Funds and Investment Trusts	29.5%
Inflation-Linked Securities	26.6%
Options on Equity Indices	1.0%
Governments - Treasuries	1.0%
Governments - Sovereign Bonds	0.7%
Financials	0.1%
Communication Services	0.0%
Energy	0.0%
Industrials	0.0%
Information Technology	0.0%
Short-Term Investments	37.5%
Other assets less liabilities	3.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$24,606,739	15.2%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$19,679,682	12.2%
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$15,899,215	9.9%
iShares Core MSCI Europe ETF	$13,314,762	8.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,348,103	4.6%
iShares Core MSCI Emerging Markets ETF	$5,888,957	3.6%
iShares MSCI Emerging Markets ex China ETF	$2,215,576	1.4%
Invesco S&P 500 Equal Weight ETF	$1,630,213	1.0%
Japan Government Thirty Year Bond, 2.40%, due 03/20/55	$1,612,723	1.0%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,168,717	0.7%
Total	$93,364,687	57.8%

Material Fund Change [Text Block]
C000027569
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class C
Trading Symbol	CBACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBACX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBACX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.17%	[3]
AssetsNet	$ 161,619,793
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 470,159
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$161,619,793
# of Portfolio Holdings	24
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net)	$470,159

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Value	Value
United States	53.5%
Multinational	3.7%
Japan	1.0%
Mexico	0.7%
Netherlands	0.0%
Belgium	0.0%
Australia	0.0%
United Arab Emirates	0.0%
Spain	0.0%
Canada	0.0%
Short-Term Investments	37.5%
Other assets less liabilities	3.6%

Sector Breakdown (% of Net Assets)

Value	Value
Funds and Investment Trusts	29.5%
Inflation-Linked Securities	26.6%
Options on Equity Indices	1.0%
Governments - Treasuries	1.0%
Governments - Sovereign Bonds	0.7%
Financials	0.1%
Communication Services	0.0%
Energy	0.0%
Industrials	0.0%
Information Technology	0.0%
Short-Term Investments	37.5%
Other assets less liabilities	3.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$24,606,739	15.2%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$19,679,682	12.2%
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$15,899,215	9.9%
iShares Core MSCI Europe ETF	$13,314,762	8.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,348,103	4.6%
iShares Core MSCI Emerging Markets ETF	$5,888,957	3.6%
iShares MSCI Emerging Markets ex China ETF	$2,215,576	1.4%
Invesco S&P 500 Equal Weight ETF	$1,630,213	1.0%
Japan Government Thirty Year Bond, 2.40%, due 03/20/55	$1,612,723	1.0%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,168,717	0.7%
Total	$93,364,687	57.8%

Material Fund Change [Text Block]
C000027573
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class I
Trading Symbol	CABIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CABIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CABIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%	[4]
AssetsNet	$ 161,619,793
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 470,159
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$161,619,793
# of Portfolio Holdings	24
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net)	$470,159

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Value	Value
United States	53.5%
Multinational	3.7%
Japan	1.0%
Mexico	0.7%
Netherlands	0.0%
Belgium	0.0%
Australia	0.0%
United Arab Emirates	0.0%
Spain	0.0%
Canada	0.0%
Short-Term Investments	37.5%
Other assets less liabilities	3.6%

Sector Breakdown (% of Net Assets)

Value	Value
Funds and Investment Trusts	29.5%
Inflation-Linked Securities	26.6%
Options on Equity Indices	1.0%
Governments - Treasuries	1.0%
Governments - Sovereign Bonds	0.7%
Financials	0.1%
Communication Services	0.0%
Energy	0.0%
Industrials	0.0%
Information Technology	0.0%
Short-Term Investments	37.5%
Other assets less liabilities	3.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$24,606,739	15.2%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$19,679,682	12.2%
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$15,899,215	9.9%
iShares Core MSCI Europe ETF	$13,314,762	8.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,348,103	4.6%
iShares Core MSCI Emerging Markets ETF	$5,888,957	3.6%
iShares MSCI Emerging Markets ex China ETF	$2,215,576	1.4%
Invesco S&P 500 Equal Weight ETF	$1,630,213	1.0%
Japan Government Thirty Year Bond, 2.40%, due 03/20/55	$1,612,723	1.0%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,168,717	0.7%
Total	$93,364,687	57.8%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized